Consolidated Segment Data (Tables)	6 Months Ended
Jun. 30, 2023
Consolidated Segment Data [Abstract]
Schedule of Selected Information by Segment	Selected information by segment is presented in the following tables for the six months ended June 30, 2023 and 2022:
	For the six months ended June 30,
Revenues(1)	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$15,943,156	$15,960,547
Information security	407,689	262,934
Robotics AI solutions	440,229	719,041
General security solutions	1,622,218	-
	$18,413,292	$16,942,522
(1)	Revenue excludes intercompany sales.
	For the six months ended June 30,
Operating loss	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$(1,101,369)	$(962,310)
Information security	(311,916)	(19,041)
Robotics AI solutions	(8,320,982)	(1,977,324)
General security solutions	(542,569)	-
Corporate and others (2)	(1,607,373)	(2,590,961)
Operating loss	(11,884,209)	(5,549,636)
Total other income from five segments	77,765	46,859
Foreign exchange losses, net:
- Secured logistics	(598,053)	(751,622)
- Information security	432	44
- Robotics AI solutions	13,150	5,973
- Corporate and others	810	(154)
Finance costs:
- Secured logistics	(423,440)	(405,365)
- Information security	(6,589)	(1,648)
- Corporate and others	(154,868)	(3,848)
Loss before income tax	(12,975,002)	(6,659,397)
Provision for income tax (expense) benefit	(874,431)	320,183
Net loss for the period	(13,849,433)	(6,339,214)
Less: Loss attributable to the non-controlling interest	30,214	32,392
Net loss attributable to equity holders of the Company	$(13,819,219)	$(6,306,822)
(2)	Includes non-cash compensation, legal and professional fees and consultancy fees for the Company.

Schedule of Depreciation and Amortization by Segment	Depreciation and amortization by segment for six months ended June 30, 2023 and 2022 are as follows:
	For the six months ended June 30,
Depreciation and amortization:	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$1,570,069	$1,887,059
Robotics AI solutions	741,548	810,319
General security solutions	124,713	-
	$2,436,330	$2,697,378

Schedule of Total Assets by Segment	Total assets by segment as of June 30, 2023 and December 31, 2022 are as follows:
Total assets	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
Secured logistics	$22,854,857	$25,315,845
Information security	199,259	615,517
Robotics AI solutions	17,330,745	23,577,547
General security solutions	2,296,882	4,260,811
Corporate and others	21,412,959	7,397,254
	$64,094,702	$61,166,974

Schedule of Total Non-current Assets by Geographical Segment	Total non-current assets by geographical segment as of December 31, 2022 and 2021 are as follows:
Total non-current assets	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
The PRC (including Hong Kong and Macau)	$11,762,228	$11,234,176
Thailand	9,774,623	14,223,714
Other countries	403,977	446,020
	$21,940,828	$25,903,910

Schedule of Total liabilities by Segment	Total liabilities by segment as of June 30, 2023 and December 31, 2022 are as follows:
Total liabilities	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
Secured logistics	$12,850,116	$28,789,053
Information security	143,919	238,229
Robotics AI solutions	4,477,486	4,580,740
General security solutions	1,425,037	1,661,469
Corporate and others	20,195,051	6,765,181
	$39,091,609	$42,034,672